Share-Based Payments (Details)	12 Months Ended	9 Months Ended
	Dec. 31, 2011 2005 Plan Stock option item	Sep. 30, 2012 2012 Plan item
Share-based payments
Maximum number of shares of common stock provided for issuance	2,000,000	2,500,000
Number of annual installments in which the awards would generally vest starting on the first anniversary of the date of grant	4	4
Contractual term of awards	10 years	10 years
Period from the termination date of option during which the entity has the right and option to purchase the shares of common stock under the 2005 Stock Plan	180 days